Warrants reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72	$ 0.94	$ 1.19
Weighted average remaining contractual life of outstanding share options	3 years 9 months 18 days
Five Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	17,948,718	16,461,539
Warrants exercise price	$ 0.44	$ 0.80
Five Year Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	17,948,718	16,461,539
Fair value of warrants	$ 2,670	$ 7,800
Expected dividend as percentage, share options granted	0.00%	0.00%
Risk free interest rate, share options granted	1.65%	0.46%
Expected volatility, share options granted	52.00%	62.00%
Expected life	60 months	60 months
Five Year Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	628,205	1,152,307
Fair value of warrants	$ 90	$ 500
Expected dividend as percentage, share options granted	0.00%	0.00%
Risk free interest rate, share options granted	1.65%	0.46%
Expected volatility, share options granted	52.00%	62.00%
Expected life	60 months	60 months
Three Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		2,777,268
Warrants exercise price		$ 1.50
Three Year Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		2,777,268
Fair value of warrants		$ 400
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		0.18%
Expected volatility, share options granted		69.00%
Expected life		36 months